SCHEDULE OF OTHER CURRENT ASSETS (Details) (Parenthetical) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	$ 232,589		$ 239,469
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties			383,000
Vendor [Member]
Defined Benefit Plan Disclosure [Line Items]
Funding commitment	$ 822,000	¥ 6.0
Commission fee	12.00%
Subcontractor fee	50.00%
Revenues			$ 2,947,000	¥ 20.8	$ 1,111,000	¥ 7.5	$ 2,386,360	¥ 15.2
Threshold [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues							$ 2,294,400	¥ 15.0